Expense Example	May 01, 2026 USD ($)
RMB Fund | RMB Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 619
Expense Example, with Redemption, 3 Years	871
Expense Example, with Redemption, 5 Years	1,142
Expense Example, with Redemption, 10 Years	1,914
RMB Fund | RMB Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	2,306
RMB Fund | RMB Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
RMB Mendon Financial Services Fund | RMB Mendon Financial Services Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	629
Expense Example, with Redemption, 3 Years	900
Expense Example, with Redemption, 5 Years	1,192
Expense Example, with Redemption, 10 Years	2,021
RMB Mendon Financial Services Fund | RMB Mendon Financial Services Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	2,410
RMB Mendon Financial Services Fund | RMB Mendon Financial Services Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
RMB International Fund | RMB International Fund, Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
RMB International Fund | RMB International Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
RMB SMID Cap Fund | RMB SMID Cap Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	1,587
RMB SMID Cap Fund | RMB SMID Cap Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,303
RMB Quality Intermediate Core Fund | RMB Quality Intermediate Core Fund, Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	228
RMB Quality Intermediate Core Fund | RMB Quality Intermediate Core Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	148
RMB Quality Intermediate Tax-Exempt Municipal Fund | RMB Quality Intermediate Tax-Exempt Municipal Fund, Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	272
RMB Quality Intermediate Tax-Exempt Municipal Fund | RMB Quality Intermediate Tax-Exempt Municipal Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	$ 193